UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
                                               --------------------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lone Pine Capital LLC
           -------------------------------------
Address:   Two Greenwich Plaza
           -------------------------------------
           Greenwich, Connecticut 06830
           -------------------------------------

           -------------------------------------

Form 13F File Number: 028-11152
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Mandel, Jr.
        ------------------------------------------
Title:  Managing Director, Portfolio Manager
        ------------------------------------------
Phone:  (203) 618-1400
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen F. Mandel, Jr.         Greenwich, Connecticut             8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:     $13,294,556
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- ----------- ------------------- ---------- -------- ----------------------
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- ----------- ---------- --- ---- ---------- -------- ---------- ------ ----
7 DAYS GROUP HLDGS LTD       ADR              81783J101   19,317       999,322 SH       SOLE                   999,322      0    0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101  200,952     3,325,917 SH       SOLE                 3,325,917      0    0
ACCRETIVE HEALTH INC         COM              00438V103   85,394     2,966,088 SH       SOLE                 2,966,088      0    0
AMERICAN TOWER CORP          CL A             029912201  178,607     3,413,095 SH       SOLE                 3,413,095      0    0
AMERIPRISE FINL INC          COM              03076C106  116,299     2,016,271 SH       SOLE                 2,016,271      0    0
APPLE INC                    COM              037833100  663,708     1,977,263 SH       SOLE                 1,977,263      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A-    G0457F107   21,090     1,000,000 SH       SOLE                 1,000,000      0    0
AUTODESK INC                 COM              052769106   34,740       900,000 SH       SOLE                   900,000      0    0
BED BATH & BEYOND INC        COM              075896100  243,312     4,168,447 SH       SOLE                 4,168,447      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   18,634     1,046,851 SH       SOLE                 1,046,851      0    0
CITIGROUP INC                COM NEW          172967424  273,702     6,573,057 SH       SOLE                 6,573,057      0    0
COCA COLA CO                 COM              191216100  174,025     2,586,200 SH       SOLE                 2,586,200      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  631,139     8,605,660 SH       SOLE                 8,605,660      0    0
CROWN CASTLE INTL CORP       COM              228227104  493,007    12,086,465 SH       SOLE                12,086,465      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  348,480     8,089,125 SH       SOLE                 8,089,125      0    0
DAVITA INC                   COM              23918K108   14,499       167,405 SH       SOLE                   167,405      0    0
DOLLAR GEN CORP NEW          COM              256677105  548,684    16,190,141 SH       SOLE                16,190,141      0    0
DOLLAR TREE INC              COM              256746108  206,673     3,102,264 SH       SOLE                 3,102,264      0    0
EMERSON ELEC CO              COM              291011104   53,080       943,636 SH       SOLE                   943,636      0    0
EQUINIX INC                  COM NEW          29444U502  305,454     3,023,700 SH       SOLE                 3,023,700      0    0
ETFS PALLADIUM TR            SH BEN INT       26923A106   84,281     1,116,309 SH       SOLE                 1,116,309      0    0
ETFS PLATINUM TR             SH BEN INT       26922V101   60,520       353,652 SH       SOLE                   353,652      0    0
EXPRESS SCRIPTS INC          COM              302182100  434,341     8,046,327 SH       SOLE                 8,046,327      0    0
FAMILY DLR STORES INC        COM              307000109  173,108     3,293,534 SH       SOLE                 3,293,534      0    0
GOODRICH CORP                COM              382388106  472,632     4,949,021 SH       SOLE                 4,949,021      0    0
GOOGLE INC                   CL A             38259P508  420,970       831,332 SH       SOLE                   831,332      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107   30,579       803,860 SH       SOLE                   803,860      0    0
INTERNATIONAL FLAVORS&FRAGRA COM              459506101  176,179     2,742,507 SH       SOLE                 2,742,507      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   58,655     3,831,166 SH       SOLE                 3,831,166      0    0
LAUDER ESTEE COS INC         CL A             518439104  282,420     2,684,857 SH       SOLE                 2,684,857      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302  183,175     2,136,155 SH       SOLE                 2,136,155      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   94,764     1,259,494 SH       SOLE                 1,259,494      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  207,742     3,675,541 SH       SOLE                 3,675,541      0    0
MONSANTO CO NEW              COM              61166W101  368,672     5,082,322 SH       SOLE                 5,082,322      0    0
NETAPP INC                   COM              64110D104  399,639     7,571,797 SH       SOLE                 7,571,797      0    0
NETEASE COM INC              SPONSORED ADR    64110W102  221,427     4,910,771 SH       SOLE                 4,910,771      0    0
NETFLIX INC                  COM              64110L106  167,969       639,421 SH       SOLE                   639,421      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107  195,355     1,748,613 SH       SOLE                 1,748,613      0    0
NEWS CORP                    CL A             65248E104   83,652     4,726,120 SH       SOLE                 4,726,120      0    0
NIELSEN HOLDINGS N V         COM              N63218106  185,837     5,963,949 SH       SOLE                 5,963,949      0    0
OCEANEERING INTL INC         COM              675232102   19,590       483,693 SH       SOLE                   483,693      0    0
O REILLY AUTOMOTIVE INC NEW  COM              67103H107  364,458     5,563,396 SH       SOLE                 5,563,396      0    0
PLUM CREEK TIMBER CO INC     COM              729251108   20,270       500,000 SH  PUT  SOLE                   500,000      0    0
POLO RALPH LAUREN CORP       CL A             731572103  541,831     4,085,898 SH       SOLE                 4,085,898      0    0
PRICELINE COM INC            COM NEW          741503403  183,362       358,177 SH       SOLE                   358,177      0    0
QUALCOMM INC                 COM              747525103  350,506     6,171,973 SH       SOLE                 6,171,973      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103  194,943     5,179,136 SH       SOLE                 5,179,136      0    0
SCHLUMBERGER LTD             COM              806857108  353,081     4,086,591 SH       SOLE                 4,086,591      0    0
SEARS HLDGS CORP             COM              812350106  197,474     2,764,200 SH  PUT  SOLE                 2,764,200      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  191,224     5,079,000 SH       SOLE                 5,079,000      0    0
SOLARWINDS INC               COM              83416B109   49,842     1,906,741 SH       SOLE                 1,906,741      0    0
TERADATA CORP DEL            COM              88076W103  165,713     2,752,711 SH       SOLE                 2,752,711      0    0
TRANSDIGM GROUP INC          COM              893641100  275,987     3,026,501 SH       SOLE                 3,026,501      0    0
US BANCORP DEL               COM NEW          902973304  181,712     7,123,165 SH       SOLE                 7,123,165      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100  102,690     4,443,513 SH       SOLE                 4,443,513      0    0
WABCO HLDGS INC              COM              92927K102  280,309     4,058,927 SH       SOLE                 4,058,927      0    0
WEYERHAEUSER CO              COM              962166104   37,162     1,700,000 SH  PUT  SOLE                 1,700,000      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  226,488     6,730,703 SH       SOLE                 6,730,703      0    0
YANDEX N V                   SHS CLASS A      N97284108  222,943     6,278,312 SH       SOLE                 6,278,312      0    0
YUM BRANDS INC               COM              988498101  402,258     7,282,003 SH       SOLE                 7,282,003      0    0
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